SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted Average Assumptions used to Calculate Fair Value of Options Granted
	Six months ended June 30,
	2012	2011
	Unaudited

Risk free interest	1.00	1.87
Dividend yields	0%	0%
Volatility	127%	130%
Expected life (in years)	4	4

Schedule of Stock Options Activity
	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2011	1,682	$2.34	3.76
Granted	201	$3.01	-
Exercised	(9)	$6.93	-
Canceled or forfeited	(33)	$2.57	-

Outstanding at June 30, 2012	1,841	$2.34	3.46	$5,616

Exercisable at June 30, 2012	1,146	$2.11	2.46	$3,890

Vested and expected to vest at June 30, 2012	1,886	$2.36	3.25	$5,725